UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-10197

        Nuveen California Dividend Advantage Municipal Fund 2
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            08/31

Date of reporting period:         11/30/07

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen California Dividend Advantage Municipal Fund 2 (NVX)
	November 30, 2007
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Consumer Staples – 8.0% (5.2% of Total Investments)
$ 775	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma	6/15 at 100.00	BBB	$719,216
	County Tobacco Securitization Corporation, Series 2005, 4.250%, 6/01/21
4,625	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	Baa3	4,494,159
	Stanislaus County Tobacco Funding Corporation, Series 2002A, 5.500%, 6/01/33
4,000	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/17 at 100.00	BBB	3,766,400
	Asset-Backed Bonds, Series 2007A-1, 5.750%, 6/01/47
13,480	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/22 at 100.00	BBB	8,717,786
	Asset-Backed Bonds, Series 2007A-2, 0.000%, 6/01/37

22,880	Total Consumer Staples			17,697,561

	Education and Civic Organizations – 12.3% (8.0% of Total Investments)
2,000	California Educational Facilities Authority, Revenue Bonds, Stanford University, Series 2001Q,	6/11 at 101.00	AAA	2,086,100
	5.250%, 12/01/32
180	California Educational Facilities Authority, Revenue Bonds, University of Redlands, Series	10/15 at 100.00	A3	180,220
	2005A, 5.000%, 10/01/35
	California Educational Facilities Authority, Revenue Bonds, University of the Pacific,
	Series 2006:
125	5.000%, 11/01/21	11/15 at 100.00	A2	129,415
165	5.000%, 11/01/25	11/15 at 100.00	A2	167,635
6,375	California Educational Facilities Authority, Student Loan Revenue Bonds, Cal Loan Program,	3/08 at 102.00	Aaa	6,519,394
	Series 2001A, 5.400%, 3/01/21 – MBIA Insured (Alternative Minimum Tax)
10,570	California State Public Works Board, Lease Revenue Bonds, University of California, UCLA	10/12 at 100.00	AAA	11,344,462
	Replacement Hospital Project, Series 2002A, 5.375%, 10/01/18 – FSA Insured
620	California Statewide Community Development Authority, Revenue Bonds, Notre Dame de Namur	10/13 at 100.00	N/R	658,948
	University, Series 2003, 6.500%, 10/01/23
3,000	Long Beach Bond Financing Authority, California, Lease Revenue Refunding Bonds, Long Beach	11/11 at 101.00	AAA	3,123,030
	Aquarium of the South Pacific, Series 2001, 5.250%, 11/01/30 – AMBAC Insured
3,000	University of California System, General Revenue Bonds, Series 2006J, 4.500%, 5/15/35 –	5/15 at 101.00	AAA	2,941,950
	FSA Insured

26,035	Total Education and Civic Organizations			27,151,154

	Health Care – 21.6% (14.1% of Total Investments)
2,000	California Health Facilities Financing Authority, Revenue Bonds, Casa Colina Inc., Series	4/12 at 100.00	BBB+	2,084,460
	2001, 6.000%, 4/01/22
2,465	California Health Facilities Financing Authority, Revenue Bonds, Cedars-Sinai Medical Center,	11/15 at 100.00	A2	2,463,127
	Series 2005, 5.000%, 11/15/34
415	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanante System,	4/16 at 100.00	A+	412,759
	Series 2006, 5.000%, 4/01/37
9,260	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2007A,	11/16 at 100.00	AA–	9,446,126
	5.250%, 11/15/46 (UB)
500	California Infrastructure Economic Development Bank, Revenue Bonds, Kaiser Hospital Assistance	8/11 at 102.00	A+	514,610
	LLC, Series 2001A, 5.550%, 8/01/31
3,750	California Statewide Communities Development Authority, Revenue Bonds, Inland Regional Center	12/17 at 100.00	Baa1	3,692,250
	Project, Series 2007, 5.375%, 12/01/37 (WI/DD, Settling 12/13/07)
960	California Statewide Communities Development Authority, Revenue Bonds, ValleyCare Health	7/17 at 100.00	N/R	884,093
	System, Series 2007A, 5.125%, 7/15/31
2,185	California Statewide Community Development Authority, Health Facility Revenue Refunding Bonds,	No Opt. Call	A+	2,359,407
	Memorial Health Services, Series 2003A, 6.000%, 10/01/11
2,500	California Statewide Community Development Authority, Hospital Revenue Bonds, Monterey	6/13 at 100.00	AAA	2,662,000
	Peninsula Hospital, Series 2003B, 5.250%, 6/01/18 – FSA Insured
7,775	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanante System,	3/16 at 100.00	A+	7,601,773
	Series 2006, 5.000%, 3/01/41
1,925	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System,	8/16 at 100.00	A+	1,955,665
	Series 2001C, 5.250%, 8/01/31
5,355	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System,	No Opt. Call	A+	5,455,728
	Series 2002E, 4.700%, 11/01/36 (Mandatory put 6/01/09)
8,305	Rancho Mirage Joint Powers Financing Authority, California, Revenue Bonds, Eisenhower Medical	7/17 at 100.00	A3	8,240,304
	Center, Series 2007A, 5.000%, 7/01/38

47,395	Total Health Care			47,772,302

	Housing/Multifamily – 8.7% (5.7% of Total Investments)
3,415	California Statewide Community Development Authority, GNMA Collateralized Housing Revenue	8/12 at 105.00	Aaa	3,713,915
	Refunding Bonds, Crowne Pointe Project, Series 2002F, 6.750%, 8/20/37
5,962	California Statewide Community Development Authority, Multifamily Housing Revenue Refunding	6/11 at 102.00	AAA	6,268,566
	Bonds, Claremont Village Apartments, Series 2001D, 5.500%, 6/01/31 (Mandatory put 6/01/16)
	(Alternative Minimum Tax)
4,000	Daly City Housing Development Finance Agency, California, Mobile Home Park Revenue Bonds,	12/13 at 102.00	A–	4,096,400
	Franciscan Mobile Home Park Project, Series 2002A, 5.850%, 12/15/32
205	Independent Cities Lease Finance Authority, California, Mobile Home Park Revenue Bonds, San	5/16 at 100.00	N/R	196,005
	Juan Mobile Estates, Series 2006B, 5.850%, 5/15/41
1,055	Rohnert Park Finance Authority, California, Senior Lien Revenue Bonds, Rancho Feliz Mobile	9/13 at 100.00	A+	1,069,654
	Home Park, Series 2003A, 5.750%, 9/15/38
700	Rohnert Park Finance Authority, California, Subordinate Lien Revenue Bonds, Rancho Feliz	9/13 at 100.00	N/R	719,509
	Mobile Home Park, Series 2003B, 6.625%, 9/15/38
3,045	Yucaipa Redevelopment Agency, California, Mobile Home Park Revenue Bonds, Rancho del Sol and	5/11 at 102.00	N/R	3,260,038
	Grandview, Series 2001A, 6.750%, 5/15/36

18,382	Total Housing/Multifamily			19,324,087

	Housing/Single Family – 1.2% (0.8% of Total Investments)
520	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 2006H, 5.750%,	2/16 at 100.00	AAA	558,293
	8/01/30 – FGIC Insured (Alternative Minimum Tax)
1,925	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 2007M, Trust 1021,	2/16 at 100.00	AA–	1,581,157
	6.209%, 8/01/31 (Alternative Minimum Tax) (IF)
520	California Rural Home Mortgage Finance Authority, Mortgage-Backed Securities Program Single	6/11 at 102.00	AAA	529,012
	Family Mortgage Revenue Bonds, Series 2001A, 5.650%, 12/01/31 (Alternative Minimum Tax)

2,965	Total Housing/Single Family			2,668,462

	Industrials – 1.9% (1.2% of Total Investments)
1,250	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste	1/16 at 102.00	BBB	1,201,663
	Management Inc., Series 2002A, 5.000%, 1/01/22 (Alternative Minimum Tax)
3,175	California Statewide Communities Development Authority, Revenue Bonds, EnerTech Regional	No Opt. Call	BB	2,986,342
	Biosolids Project, Series 2007A, 5.500%, 12/01/33 (Alternative Minimum Tax)

4,425	Total Industrials			4,188,005

	Long-Term Care – 0.7% (0.5% of Total Investments)
1,550	California Health Facilities Financing Authority, Cal-Mortgage Insured Revenue Bonds, Northern	1/13 at 100.00	A+	1,591,773
	California Retired Officers Community Corporation – Paradise Valley Estates, Series 2002,
	5.125%, 1/01/22

	Tax Obligation/General – 7.3% (4.8% of Total Investments)
3,335	California State, General Obligation Bonds, Series 2006CD, RITES 1502, 5.983%, 12/01/32	12/15 at 100.00	AA–	2,927,296
	(Alternative Minimum Tax) (IF)
3,615	Colton Joint Unified School District, San Bernardino County, California, General Obligation	8/12 at 102.00	AAA	3,949,171
	Bonds, Series 2002A, 5.500%, 8/01/22 – FGIC Insured
	Contra Costa County Community College District, California, General Obligation Bonds,
	Series 2002:
3,005	5.000%, 8/01/21 – FGIC Insured	8/12 at 100.00	AAA	3,163,724
3,300	5.000%, 8/01/22 – FGIC Insured	8/12 at 100.00	AAA	3,446,256
2,000	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2001A, 5.500%, 7/01/20 –	No Opt. Call	AAA	2,257,320
	MBIA Insured
355	Roseville Joint Union High School District, Placer County, California, General Obligation	8/15 at 100.00	AAA	371,184
	Bonds, Series 2006B, 5.000%, 8/01/27 – FGIC Insured

15,610	Total Tax Obligation/General			16,114,951

	Tax Obligation/Limited – 23.3% (15.2% of Total Investments)
	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Series 2004D:
650	5.500%, 9/01/24	9/14 at 102.00	N/R	651,060
385	5.800%, 9/01/35	9/14 at 102.00	N/R	385,878
1,240	Borrego Water District, California, Community Facilities District 2007-1 Montesoro, Special	8/17 at 102.00	N/R	1,201,808
	Tax Bonds, Series 2007, 5.750%, 8/01/25
4,900	California State Public Works Board, Lease Revenue Bonds, Department of Corrections, Series	12/13 at 100.00	A	5,386,668
	2003C, 5.500%, 6/01/16
2,105	California, Economic Recovery Revenue Bonds, Series 2004A, 5.000%, 7/01/15	7/14 at 100.00	AA+	2,286,009
1,200	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community	9/13 at 100.00	N/R	1,226,460
	Facilities District 90-2 – Talega, Series 2003, 6.000%, 9/01/33
435	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community	9/15 at 100.00	AAA	452,396
	Facilities District, Series 2005, 5.000%, 9/01/24 – FGIC Insured
4,845	Encinitas Public Financing Authority, California, Lease Revenue Bonds, Acquisition Project,	4/08 at 102.00	AAA	4,961,135
	Series 2001A, 5.250%, 4/01/31 – MBIA Insured
750	Fontana, California, Special Tax Bonds, Sierra Community Facilities District 22, Series 2004,	9/14 at 100.00	N/R	760,080
	6.000%, 9/01/34
1,785	Hawthorne Community Redevelopment Agency, California, Project Area 2 Tax Allocation Bonds,	9/16 at 100.00	AAA	1,876,231
	Series 2006, 5.250%, 9/01/36 – XLCA Insured
1,800	Hesperia Unified School District, San Bernardino County, California, Certificates of	2/17 at 100.00	AAA	1,845,810
	Participation, Capital Improvement, Series 2007, 5.000%, 2/01/41 – AMBAC Insured
	Irvine, California, Unified School District, Community Facilities District Special Tax Bonds,
	Series 2006A:
215	5.000%, 9/01/26	9/16 at 100.00	N/R	206,759
495	5.125%, 9/01/36	9/16 at 100.00	N/R	465,246
2,000	Lake Elsinore Public Finance Authority, California, Local Agency Revenue Refunding Bonds,	10/13 at 102.00	N/R	2,096,220
	Series 2003H, 6.000%, 10/01/20
415	Lammersville School District, San Joaquin County, California, Community Facilities District	9/16 at 100.00	N/R	385,435
	2002, Mountain House Special Tax Bonds, Series 2006, 5.125%, 9/01/35
1,265	Lee Lake Water District, Riverside County, California, Special Tax Bonds, Community Facilities	9/13 at 102.00	N/R	1,362,266
	District 1 of Sycamore Creek, Series 2003, 6.500%, 9/01/24
800	Los Angeles Community Redevelopment Agency, California, Lease Revenue Bonds, Manchester Social	9/15 at 100.00	Aaa	816,688
	Services Project, Series 2005, 5.000%, 9/01/37 – AMBAC Insured
8,000	Los Angeles County Metropolitan Transportation Authority, California, Proposition C Second	7/08 at 101.00	AAA	8,131,680
	Senior Lien Sales Tax Revenue Refunding Bonds, Series 1998A, 5.000%, 7/01/23 – AMBAC Insured
	Los Angeles, California, Municipal Improvement Corporation, Lease Revenue Bonds, Police
	Headquarters, Series 2006A:
4,000	5.000%, 1/01/25 – FGIC Insured	1/17 at 100.00	AAA	4,170,400
2,500	4.500%, 1/01/37 – FGIC Insured	1/17 at 100.00	AAA	2,354,975
500	North Natomas Community Facilities District 4, Sacramento, California, Special Tax Bonds,	9/14 at 102.00	N/R	461,545
	Series 2006D, 5.000%, 9/01/33
2,000	Orange County, California, Special Tax Bonds, Community Facilities District 02-1 of Ladera	8/11 at 101.00	N/R	2,015,360
	Ranch, Series 2003A, 5.550%, 8/15/33
385	Rialto Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series	9/15 at 100.00	AAA	395,299
	2005A, 5.000%, 9/01/35 – XLCA Insured
475	Roseville, California, Certificates of Participation, Public Facilities, Series 2003A, 5.000%,	8/13 at 100.00	AAA	488,533
	8/01/25 – AMBAC Insured
700	Sacramento, California, Special Tax Bonds, North Natomas Community Facilities District 4,	9/14 at 100.00	N/R	713,720
	Series 2003C, 6.000%, 9/01/33
1,530	San Marcos Public Facilities Authority, California, Tax Allocation Bonds, Project Areas 2	8/15 at 100.00	AAA	1,570,576
	and 3, Series 2005C, 5.000%, 8/01/35 – AMBAC Insured
1,330	Washington Unified School District, Yolo County, California, Certificates of Participation,	8/17 at 100.00	AAA	1,384,450
	Series 2007, 5.125%, 8/01/37 – AMBAC Insured
1,930	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities	9/13 at 103.00	N/R	2,084,188
	District 01-1, Series 2003B, 6.750%, 9/01/30
500	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities	9/13 at 102.00	N/R	506,585
	District 01-1, Series 2004B, 6.000%, 9/01/39
850	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities	9/13 at 103.00	N/R	879,861
	District 2001-1, Series 2004A, 6.125%, 9/01/39

49,985	Total Tax Obligation/Limited			51,523,321

	Transportation – 10.3% (6.8% of Total Investments)
1,930	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series	4/16 at 100.00	AA	2,023,007
	2006, 5.000%, 4/01/31
7,000	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding	1/14 at 101.00	BBB–	6,707,120
	Bonds, Series 1999, 0.000%, 1/15/27
5,585	Port of Oakland, California, Revenue Bonds, Series 2002N, 5.000%, 11/01/16 – MBIA Insured	11/12 at 100.00	AAA	5,814,767
	(Alternative Minimum Tax)
	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International
	Airport, Second Series 2003, Issue 29A:
2,430	5.250%, 5/01/18 – FGIC Insured (Alternative Minimum Tax)	5/13 at 100.00	AAA	2,528,537
2,555	5.250%, 5/01/19 – FGIC Insured (Alternative Minimum Tax)	5/13 at 100.00	AAA	2,648,641
1,000	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International	5/13 at 100.00	AAA	1,075,470
	Airport, Second Series 2003, Issue 29B, 5.125%, 5/01/17 – FGIC Insured
2,000	San Francisco Airports Commission, California, Revenue Refunding Bonds, San Francisco	5/12 at 100.00	AAA	2,084,400
	International Airport, Second Series 2002, Issue 28A, 5.250%, 5/01/17 – MBIA Insured
	(Alternative Minimum Tax)

22,500	Total Transportation			22,881,942

	U.S. Guaranteed – 41.2% (27.0% of Total Investments) (4)
9,000	Anitoch Area Public Facilities Financing Agency, California, Special Tax Bonds, Community	8/11 at 100.00	AAA	9,631,978
	Facilities District 1989-1, Series 2001, 5.250%, 8/01/25 (Pre-refunded 8/01/11) – MBIA Insured
6,000	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A, 5.125%,	5/12 at 101.00	Aaa	6,512,820
	5/01/18 (Pre-refunded 5/01/12)
465	California Statewide Community Development Authority, Revenue Bonds, Thomas Jefferson School	10/15 at 100.00	BBB– (4)	491,152
	of Law, Series 2005A, 4.875%, 10/01/31 (Pre-refunded 10/01/15)
3,000	Central California Joint Powers Health Finance Authority, Certificates of Participation,	2/10 at 101.00	AAA	3,201,570
	Community Hospitals of Central California Obligated Group, Series 2000, 6.000%, 2/01/30
	(Pre-refunded 2/01/10)
4,900	East Bay Municipal Utility District, Alameda and Contra Costa Counties, California, Water	6/11 at 100.00	AAA	5,189,247
	System Subordinated Revenue Bonds, Series 2001, 5.000%, 6/01/26 (Pre-refunded 6/01/11) –
	MBIA Insured
3,200	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/13 at 100.00	AAA	3,539,680
	Bonds, Series 2003A-1, 6.250%, 6/01/33 (Pre-refunded 6/01/13)
1,170	Lincoln, California, Special Tax Bonds, Lincoln Crossing Community Facilities District 03-1,	9/13 at 102.00	N/R (4)	1,366,197
	Series 2003A, 6.500%, 9/01/25 (Pre-refunded 9/01/13)
885	Lincoln, California, Special Tax Bonds, Lincoln Crossing Community Facilities District 03-1,	9/13 at 102.00	N/R (4)	1,010,582
	Series 2004, 6.000%, 9/01/34 (Pre-refunded 9/01/13)
7,530	Los Angeles Unified School District, California, General Obligation Bonds, Series 2000D,	7/10 at 100.00	AAA	7,936,018
	5.375%, 7/01/25 (Pre-refunded 7/01/10) – FGIC Insured
10,840	Los Angeles Unified School District, California, General Obligation Bonds, Series 2002E,	7/12 at 100.00	AAA	11,644,326
	5.000%, 7/01/19 (Pre-refunded 7/01/12) – MBIA Insured
3,000	Northern California Tobacco Securitization Authority, Tobacco Settlement Asset-Backed Bonds,	6/11 at 100.00	AAA	3,208,950
	Series 2001A, 5.375%, 6/01/41 (Pre-refunded 6/01/11)
2,000	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 2002E,	No Opt. Call	BBB– (4)	2,452,200
	6.000%, 8/01/26 (ETM)
6,000	Riverside County Redevelopment Agency, California, Tax Allocation Bonds, Jurupa Valley Project	10/11 at 102.00	AAA	6,545,520
	Area, Series 2001, 5.250%, 10/01/35 (Pre-refunded 10/01/11) – AMBAC Insured
12,090	Santa Clara Valley Transportation Authority, California, Sales Tax Revenue Bonds, Series	6/11 at 100.00	AAA	12,803,669
	2001A, 5.000%, 6/01/25 (Pre-refunded 6/01/11) – MBIA Insured
4,050	Santa Rosa High School District, Sonoma County, California, General Obligation Bonds, Series	5/11 at 101.00	AAA	4,358,934
	2001, 5.300%, 5/01/26 (Pre-refunded 5/01/11) – FGIC Insured
6,200	Southwestern Community College District, San Diego County, California, General Obligation	8/11 at 101.00	AAA	6,717,142
	Bonds, Series 2001, 5.375%, 8/01/25 (Pre-refunded 8/01/11) – AMBAC Insured
2,800	Tobacco Securitization Authority of Southern California, Tobacco Settlement Asset-Backed	6/12 at 100.00	AAA	3,060,092
	Bonds, San Diego County Tobacco Asset Securitization Corporation, Senior Series 2001A,
	5.500%, 6/01/36 (Pre-refunded 6/01/12)
1,500	Whittier, California, Health Facility Revenue Bonds, Presbyterian Intercommunity Hospital,	6/12 at 101.00	A+ (4)	1,658,520
	Series 2002, 5.600%, 6/01/22 (Pre-refunded 6/01/12)

84,630	Total U.S. Guaranteed			91,328,597

	Utilities – 7.2% (4.7% of Total Investments)
5,000	Anaheim Public Finance Authority, California, Second Lien Electric Distribution Revenue Bonds,	10/14 at 100.00	AAA	5,381,150
	Series 2004, 5.250%, 10/01/21 – MBIA Insured
2,355	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series	No Opt. Call	A+	2,214,972
	2007A, 5.000%, 11/15/35
1,000	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series	7/13 at 100.00	AAA	1,048,560
	2003A-2, 5.000%, 7/01/23 – MBIA Insured
500	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series	7/15 at 100.00	AAA	523,255
	2005A-1, 5.000%, 7/01/31 – FSA Insured
790	Merced Irrigation District, California, Electric System Revenue Bonds, Series 2005, 5.125%,	9/15 at 100.00	AAA	821,173
	9/01/31 – XLCA Insured
2,000	Santa Clara, California, Subordinate Electric Revenue Bonds, Series 2003A, 5.250%, 7/01/20 –	7/13 at 100.00	AAA	2,146,220
	MBIA Insured
4,000	Southern California Public Power Authority, Natural Gas Project 1 Revenue Bonds, Series 2007A,	No Opt. Call	AA–	3,867,320
	5.000%, 11/01/33

15,645	Total Utilities			16,002,650

	Water and Sewer – 9.2% (6.0% of Total Investments)
1,400	Castaic Lake Water Agency, California, Certificates of Participation, Series 2006C, 5.000%,	8/16 at 100.00	AAA	1,440,082
	8/01/36 – MBIA Insured
545	Healdsburg Public Financing Authority, California, Wastewater Revenue Bonds, Series 2006,	4/16 at 100.00	AAA	567,389
	5.000%, 4/01/36 – MBIA Insured
750	Sacramento County Sanitation District Financing Authority, California, Revenue Bonds, Series	6/16 at 100.00	AAA	786,788
	2006, 5.000%, 12/01/31 – FGIC Insured
1,700	San Buenaventura, California, Wastewater Revenue Certificates of Participation, Series 2004,	3/14 at 100.00	AAA	1,775,429
	5.000%, 3/01/24 – MBIA Insured
4,785	San Diego Public Facilities Financing Authority, California, Subordinate Lien Water Revenue	8/12 at 100.00	AAA	5,037,744
	Bonds, Series 2002, 5.000%, 8/01/21 – MBIA Insured
10,000	San Francisco City and County Public Utilities Commission, California, Clean Water Revenue	4/13 at 100.00	AAA	10,711,298
	Refunding Bonds, Series 2003A, 5.250%, 10/01/20 – MBIA Insured

19,180	Total Water and Sewer			20,318,730

$ 331,182	Total Investments (cost $327,473,398) – 152.9%			338,563,535

	Floating Rate Obligations – (2.8)%			(6,171,000)

	Other Assets Less Liabilities – (0.4)%			(966,649)

	Preferred Shares, at Liquidation Value – (49.7)%			(110,000,000)

	Net Assets Applicable to Common Shares – 100%			$221,425,886

Forward Swaps outstanding at November 30, 2007:
		Fund			Fixed Rate			Unrealized
	Notional	Pay/Receive	Floating Rate	Fixed Rate	Payment	Effective	Termination	Appreciation
Counterparty	Amount	Floating Rate	Index	(Annualized)	Frequency	Date (5)	Date	(Depreciation)

Citigroup Inc.	$4,500,000	Pay	3-Month USD-LIBOR	5.808%	Semi-Annually	7/01/08	7/01/33	$ 561,971
JPMorgan	7,000,000	Pay	SIFM	4.376	Quarterly	8/06/08	8/06/37	644,953

								$1,206,924

USD-LIBOR (United States Dollar-London Inter-Bank Offered Rate)
SIFM-The daily arithmetic average of the weekly SIFM (Securities Industry and Financial Markets) Municipal Swap Index.

The Fund may invest in “zero coupon” securities. A zero coupon security does not pay a regular interest coupon on its holders during the life of the security. Tax-exempt income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. Such securities are included in the Portfolio of Investments with a 0.000% coupon rate in their description. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service,
Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.
The AAA ratings shown in the Portfolio of Investments reflects the AAA ratings on certain bonds insured by AMBAC, FGIC, XCLA or MBIA and/or the A ratings on certain bonds insured by ACA as of
November 30, 2007. Subsequent to the November 30, 2007, at least one rating agency reduced the rating for AMBAC-insured bonds to AA, the rating for XCLA-insured bonds to A and the rating for ACA to CCC, and one or more rating agencies have placed each of these insurers on “negative credit watch”, which may presage one or more rating reductions for such insurer or insurers in the future. If one or more insurers’
ratings are reduced below AAA (or A in the case of ACA) by these rating agencies, it would likely reduce the effective rating of many of the bonds insured by that insurer or insurers.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No. 140. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At November 30, 2007, the cost of investments was $321,638,263.

Gross unrealized appreciation and gross unrealized depreciation of investments at November 30, 2007, were as follows:

Gross unrealized:
Appreciation	$ 13,681,816
Depreciation	(2,927,434)

Net unrealized appreciation (depreciation) of investments	$ 10,754,382

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen California Dividend Advantage Municipal Fund 2

By (Signature and Title)*          /s/ Kevin J. McCarthy
                                                    Kevin J. McCarthy
                                                    Vice President and Secretary

Date         January 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         January 29, 2008

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        January 29, 2008

* Print the name and title of each signing officer under his or her signature.